Cover			3 Months Ended
	Jan. 27, 2021	Jul. 29, 2020	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2020
Cover [Abstract]
Document Type			8-K
Document Period End Date	Jan. 27, 2021
Entity Registrant Name				TriCo Bancshares
Entity Incorporation, State or Country Code	CA
Entity File Number	0-10661
Entity Tax Identification Number	94-2792841
Entity Address, Address Line One		63 Constitution Drive
Entity Address, City or Town		Chico,
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		95973
City Area Code	530
Local Phone Number	898-0300
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	TCBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag					false
Entity Central Index Key		0000356171